UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and address of agent for service)

With a copy to:

Thomas R. Westle

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

RiverPark Funds Trust

RiverPark Large Growth Fund

Retail Class Shares - RPXFX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Retail Class Shares	$59	1.25%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$42,342	35	$153	9%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	4.1%
Industrials	4.2%
Health Care	10.2%
Financials	12.7%
Consumer Discretionary	12.9%
Communication Services	17.1%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	6.6%
Apple	6.6%
Amazon.com	5.8%
Microsoft	5.8%
Eli Lilly	4.7%
Taiwan Semiconductor Manufacturing ADR	4.5%
Meta Platforms, Cl A	4.4%
Netflix	3.7%
Applied Materials	3.4%
Alphabet, Cl A	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/large-growth-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPXFX-SAR-2026

RiverPark Funds Trust

RiverPark Large Growth Fund

Institutional Class Shares - RPXIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Institutional Class Shares	$48	1.00%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$42,342	35	$153	9%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	4.1%
Industrials	4.2%
Health Care	10.2%
Financials	12.7%
Consumer Discretionary	12.9%
Communication Services	17.1%
Information Technology	37.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	6.6%
Apple	6.6%
Amazon.com	5.8%
Microsoft	5.8%
Eli Lilly	4.7%
Taiwan Semiconductor Manufacturing ADR	4.5%
Meta Platforms, Cl A	4.4%
Netflix	3.7%
Applied Materials	3.4%
Alphabet, Cl A	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/large-growth-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPXIX-SAR-2026

RiverPark Funds Trust

Wedgewood Fund

Retail Class Shares - RWGFX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Retail Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Retail Class Shares	$60	1.25%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$24,814	21	$78	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	5.6%
Industrials	11.3%
Financials	14.4%
Communication Services	16.7%
Consumer Discretionary	18.9%
Information Technology	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	9.1%
Taiwan Semiconductor Manufacturing ADR	8.8%
Meta Platforms, Cl A	7.6%
Apple	6.9%
Motorola Solutions	5.9%
Microsoft	5.5%
Visa, Cl A	4.8%
Booking Holdings	4.7%
Old Dominion Freight Line	4.5%
Tractor Supply	4.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/wedgewood-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWGFX-SAR-2026

RiverPark Funds Trust

Wedgewood Fund

Institutional Class Shares - RWGIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Institutional Class Shares	$48	1.00%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$24,814	21	$78	18%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	5.6%
Industrials	11.3%
Financials	14.4%
Communication Services	16.7%
Consumer Discretionary	18.9%
Information Technology	30.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	9.1%
Taiwan Semiconductor Manufacturing ADR	8.8%
Meta Platforms, Cl A	7.6%
Apple	6.9%
Motorola Solutions	5.9%
Microsoft	5.5%
Visa, Cl A	4.8%
Booking Holdings	4.7%
Old Dominion Freight Line	4.5%
Tractor Supply	4.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/wedgewood-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RWGIX-SAR-2026

RiverPark Funds Trust

RiverPark Short Term High Yield Fund

Retail Class Shares - RPHYX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Retail Class Shares	$63	1.24%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$647,665	67	$2,213	148%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Preferred Stock	0.0%
Bank Loan Obligations	3.2%
Commercial Paper	3.9%
Convertible Bonds	10.5%
Special Purpose Acquisition Companies	15.8%
Corporate Obligations	65.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Confluent	0.000%	01/15/27	6.7%
Kodiak Gas Services	7.250%	02/15/29	6.7%
Nexstar Media	5.625%	07/15/27	5.4%
Under Armour	3.250%	06/15/26	5.2%
SPX FLOW	8.750%	04/01/30	4.6%
Archrock Partners	6.250%	04/01/28	3.9%
Travel + Leisure	6.625%	07/31/26	3.3%
Sirius XM Radio	3.125%	09/01/26	3.3%
HCA	5.250%	06/15/26	3.0%
Sealed Air Corp/Sealed Air Corp	6.125%	02/01/28	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/short-term-high-yield-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPHYX-SAR-2026

RiverPark Funds Trust

RiverPark Short Term High Yield Fund

Institutional Class Shares - RPHIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Institutional Class Shares	$48	0.96%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$647,665	67	$2,213	148%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Common Stock	0.0%
Preferred Stock	0.0%
Bank Loan Obligations	3.2%
Commercial Paper	3.9%
Convertible Bonds	10.5%
Special Purpose Acquisition Companies	15.8%
Corporate Obligations	65.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Confluent	0.000%	01/15/27	6.7%
Kodiak Gas Services	7.250%	02/15/29	6.7%
Nexstar Media	5.625%	07/15/27	5.4%
Under Armour	3.250%	06/15/26	5.2%
SPX FLOW	8.750%	04/01/30	4.6%
Archrock Partners	6.250%	04/01/28	3.9%
Travel + Leisure	6.625%	07/31/26	3.3%
Sirius XM Radio	3.125%	09/01/26	3.3%
HCA	5.250%	06/15/26	3.0%
Sealed Air Corp/Sealed Air Corp	6.125%	02/01/28	2.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/short-term-high-yield-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPHIX-SAR-2026

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund

Retail Class Shares - RLSFX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Retail Class Shares	$95	2.00%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,398	67	$238	6%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-23.2%
Consumer Staples	3.9%
Industrials	5.3%
Health Care	9.6%
Consumer Discretionary	12.2%
Financials	12.2%
Communication Services	16.8%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	6.6%
NVIDIA	6.6%
Microsoft	6.0%
Amazon.com	4.8%
Eli Lilly	4.1%
Meta Platforms, Cl A	3.9%
Taiwan Semiconductor Manufacturing ADR	3.3%
Netflix	3.3%
Applied Materials	3.3%
Alphabet, Cl A	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/longshort-opportunity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RLSFX-SAR-2026

RiverPark Funds Trust

RiverPark Long/Short Opportunity Fund

Institutional Class Shares - RLSIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	$88	1.85%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,398	67	$238	6%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Total Return Swaps	-23.2%
Consumer Staples	3.9%
Industrials	5.3%
Health Care	9.6%
Consumer Discretionary	12.2%
Financials	12.2%
Communication Services	16.8%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	6.6%
NVIDIA	6.6%
Microsoft	6.0%
Amazon.com	4.8%
Eli Lilly	4.1%
Meta Platforms, Cl A	3.9%
Taiwan Semiconductor Manufacturing ADR	3.3%
Netflix	3.3%
Applied Materials	3.3%
Alphabet, Cl A	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/longshort-opportunity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RLSIX-SAR-2026

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund

Retail Class Shares - RCRFX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Retail Class Shares	$63	1.25%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$33,385	20	$78	32%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	91.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	5.714%	07/15/41	6.0%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	5.665%	10/15/34	6.0%
BX Trust, Ser 2025-VOLT, Cl A, TSFR1M + 1.700%	5.373%	12/15/44	6.0%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.423%	02/15/35	6.0%
PLYM Commercial Mortgage Trust, Ser 2026-IND, Cl D, TSFR1M + 2.150%	5.823%	03/15/43	5.9%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.223%	08/15/42	5.7%
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C, TSFR1M + 1.750%	5.423%	11/15/42	5.3%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	5.523%	06/15/40	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	5.988%	07/15/38	4.5%
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A, TSFR1M + 1.700%	5.373%	03/15/45	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/floating-rate-cmbs-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RCRFX-SAR-2026

RiverPark Funds Trust

RiverPark Floating Rate CMBS Fund

Institutional Class Shares - RCRIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	$43	0.85%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$33,385	20	$78	32%

What did the Fund invest in?

Asset Weightings by Investment TypeFootnote Reference*

Table Summary
Value	Value
Commercial Mortgage-Backed Securities	91.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	5.714%	07/15/41	6.0%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	5.665%	10/15/34	6.0%
BX Trust, Ser 2025-VOLT, Cl A, TSFR1M + 1.700%	5.373%	12/15/44	6.0%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.423%	02/15/35	6.0%
PLYM Commercial Mortgage Trust, Ser 2026-IND, Cl D, TSFR1M + 2.150%	5.823%	03/15/43	5.9%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.223%	08/15/42	5.7%
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C, TSFR1M + 1.750%	5.423%	11/15/42	5.3%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	5.523%	06/15/40	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	5.988%	07/15/38	4.5%
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A, TSFR1M + 1.700%	5.373%	03/15/45	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/floating-rate-cmbs-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RCRIX-SAR-2026

RiverPark Funds Trust

RiverPark/Next Century Growth Fund

Retail Class Shares - RPNCX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Retail Class Shares	$70	1.40%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,385	57	$16	50%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.6%
Financials	2.6%
Consumer Staples	2.8%
Consumer Discretionary	12.4%
Health Care	20.0%
Information Technology	20.1%
Industrials	39.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Astronics	4.4%
Sterling Infrastructure	4.1%
MACOM Technology Solutions Holdings	4.0%
Lattice Semiconductor	3.8%
Coherent	3.4%
Carpenter Technology	3.3%
FTAI Aviation	3.3%
Alignment Healthcare	3.1%
RBC Bearings	2.9%
Artivion	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/next-century-growth-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNCX-SAR-2026

RiverPark Funds Trust

RiverPark/Next Century Growth Fund

Institutional Class Shares - RPNIX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Institutional Class Shares	$58	1.15%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,385	57	$16	50%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	2.6%
Financials	2.6%
Consumer Staples	2.8%
Consumer Discretionary	12.4%
Health Care	20.0%
Information Technology	20.1%
Industrials	39.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Astronics	4.4%
Sterling Infrastructure	4.1%
MACOM Technology Solutions Holdings	4.0%
Lattice Semiconductor	3.8%
Coherent	3.4%
Carpenter Technology	3.3%
FTAI Aviation	3.3%
Alignment Healthcare	3.1%
RBC Bearings	2.9%
Artivion	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/next-century-growth-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNIX-SAR-2026

RiverPark Funds Trust

RiverPark/Next Century Large Growth Fund

Retail Class Shares - RPNRX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Retail Class Shares	$59	1.25%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,127	36	$-	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.2%
Health Care	3.6%
Consumer Discretionary	7.8%
Financials	8.2%
Communication Services	9.8%
Industrials	20.4%
Information Technology	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	10.6%
NVIDIA	10.6%
Alphabet, Cl A	6.0%
Microsoft	6.0%
Broadcom	5.2%
Vertiv Holdings, Cl A	4.0%
Amazon.com	3.8%
Goldman Sachs Group	3.5%
Howmet Aerospace	3.2%
Meta Platforms, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/next-century-large-growth-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNRX-SAR-2026

RiverPark Funds Trust

RiverPark/Next Century Large Growth Fund

Institutional Class Shares - RPNLX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Institutional Class Shares	$48	1.00%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,127	36	$-	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.2%
Health Care	3.6%
Consumer Discretionary	7.8%
Financials	8.2%
Communication Services	9.8%
Industrials	20.4%
Information Technology	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Apple	10.6%
NVIDIA	10.6%
Alphabet, Cl A	6.0%
Microsoft	6.0%
Broadcom	5.2%
Vertiv Holdings, Cl A	4.0%
Amazon.com	3.8%
Goldman Sachs Group	3.5%
Howmet Aerospace	3.2%
Meta Platforms, Cl A	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-564-4517

  https://riverparkfunds.com/next-century-large-growth-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-564-4517 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RPNLX-SAR-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information March 31, 2026 (Unaudited)

RiverPark Large Growth Fund

Retail Class Shares and Institutional Class Shares

Wedgewood Fund

Retail Class Shares and Institutional Class Shares

RiverPark Short Term High Yield Fund

Retail Class Shares and Institutional Class Shares

RiverPark Long/Short Opportunity Fund

Retail Class Shares and Institutional Class Shares

RiverPark Floating Rate CMBS Fund

Retail Class Shares and Institutional Class Shares

RiverPark/Next Century Growth Fund

Retail Class Shares and Institutional Class Shares

RiverPark/Next Century Large Growth Fund

Retail Class Shares and Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments
RiverPark Large Growth Fund	1
Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	6
RiverPark Floating Rate CMBS Fund	9
RiverPark/Next Century Growth Fund	10
RiverPark/Next Century Large Growth Fund	11
Statements of Assets and Liabilities	12
Statements of Operations	15
Statements of Changes in Net Assets	18
Financial Highlights	22
Notes to Financial Statements	28
Other Information (Form N-CSRS Items 8-11)	47

RiverPark Large Growth Fund March 31, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.0%**
Communication Services – 17.1%
Alphabet, Cl A	4,795	$1,379
Alphabet, Cl C	4,791	1,374
Meta Platforms, Cl A	3,265	1,868
Netflix *	16,387	1,576
Walt Disney	10,748	1,036
		7,233
Consumer Discretionary – 12.9%
Amazon.com *	11,872	2,473
Booking Holdings	228	960
McDonald’s	1,650	513
NIKE, Cl B	12,663	669
Starbucks	9,339	836
		5,451
Consumer Staples – 4.1%
Costco Wholesale	1,216	1,212
PepsiCo	3,227	501
		1,713
Financials – 12.7%
Blackstone	8,295	954
Charles Schwab	12,391	1,164
KKR	10,488	970
Mastercard, Cl A	2,353	1,176
Visa, Cl A	3,699	1,118
		5,382
Health Care – 10.2%
Eli Lilly	2,147	1,975
Intuitive Surgical *	2,253	1,038
UnitedHealth Group	3,188	863
Zoetis, Cl A	3,902	461
		4,337
Industrials – 4.2%
Lockheed Martin	878	530
Uber Technologies *	17,582	1,265
		1,795
Information Technology – 37.8%
Adobe *	1,432	348
Apple	10,939	2,776
Applied Materials	4,216	1,441
Autodesk *	2,401	575
CoreWeave, Cl A *	6,091	472
Datadog, Cl A *	6,284	742
Intuit	1,256	543
Microsoft	6,587	2,439
NVIDIA	16,142	2,815
ServiceNow *	6,717	702
Shopify, Cl A *	10,442	1,239
Taiwan Semiconductor Manufacturing ADR	5,676	$1,918
		16,010
Total Common Stock
(Cost $22,313) (000)		41,921

Total Investments — 99.0%
(Cost $22,313) (000)		$41,921

As of March 31, 2026, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $42,342 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Wedgewood Fund March 31, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.7%
Communication Services – 16.7%
Alphabet, Cl A	7,823	$2,249
Meta Platforms, Cl A	3,303	1,890
		4,139
Consumer Discretionary – 18.9%
Amazon.com *	5,001	1,042
Booking Holdings	276	1,162
O’Reilly Automotive *	8,865	818
Toll Brothers	4,658	636
Tractor Supply	23,095	1,046
		4,704
Financials – 14.4%
Chubb	2,679	873
Progressive	4,159	824
S&P Global	1,625	691
Visa, Cl A	3,933	1,189
		3,577
Health Care – 5.6%
Edwards Lifesciences *	8,737	700
Zoetis, Cl A	5,805	686
		1,386
Industrials – 11.3%
Copart *	22,967	763
Old Dominion Freight Line	5,733	1,120
United Rentals	1,271	926
		2,809
Information Technology – 30.8%
Apple	6,767	1,718
CDW	7,302	884
Microsoft	3,702	1,370
Motorola Solutions	3,397	1,474
Taiwan Semiconductor Manufacturing ADR	6,475	2,188
		7,634
Total Common Stock
(Cost $14,078) (000)		24,249

Total Investments — 97.7%
(Cost $14,078) (000)		$24,249

As of March 31, 2026, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $24,814 (000).
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2026 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 65.3%
Communication Services – 8.7%
Nexstar Media
5.625%, 07/15/27 (a)	34,903	$34,918
Sirius XM Radio
3.125%, 09/01/26 (a)	21,585	21,463
		56,381
Consumer Discretionary – 11.6%
Ford Motor Credit
6.950%, 06/10/26	6,567	6,583
Getty Images
14.000%, 03/01/28 (a)	3,584	3,414
Michaels
7.875%, 05/01/29 (a)	6,050	6,065
Prime Security Services Borrower
5.750%, 04/15/26 (a)	3,677	3,692
Travel + Leisure
6.625%, 07/31/26 (a)	21,507	21,539
Under Armour
3.250%, 06/15/26	33,677	33,656
		74,949
Consumer Staples – 1.2%
Darling Ingredients
5.250%, 04/15/27 (a)	5,300	5,315
Kraft Heinz Foods
3.000%, 06/01/26	2,500	2,494
		7,809
Energy – 14.0%
Archrock Partners
6.250%, 04/01/28 (a)	25,175	25,175
Expand Energy
6.750%, 04/15/29 (a)	13,025	13,034
Kodiak Gas Services
7.250%, 02/15/29 (a)	41,954	43,490
National Rural Utilities Cooperative Finance
5.250%, US0003M + 3.630%, 04/20/46 (b)	8,000	8,001
Western Midstream Operating
4.650%, 07/01/26	910	910
		90,610
Financials – 3.0%
Apollo Commercial Real Estate Finance
4.625%, 06/15/29 (a)	7,000	6,945
Global Payments
4.800%, 04/01/26	6,877	6,877

Description	Face Amount (000)‡	Value (000)
PennantPark Floating Rate Capital
4.250%, 04/01/26	6,000	$6,000
		19,822
Health Care – 5.3%
Cannabist Holdings
9.250%, 12/31/28 (c)	5,305	2,798
HCA
5.250%, 06/15/26	19,636	19,648
Hologic
4.625%, 02/01/28 (a)	3,000	2,994
3.250%, 02/15/29 (a)	8,560	8,557
		33,997
Industrials – 14.7%
Enviri
5.750%, 07/31/27 (a)	14,072	14,048
Great Lakes Dredge & Dock
5.250%, 06/01/29 (a)	6,720	6,749
Korn Ferry
4.625%, 12/15/27 (a)	10,884	10,785
Moog
4.250%, 12/15/27 (a)	9,546	9,574
SPX FLOW
8.750%, 04/01/30 (a)	29,288	29,929
SS&C Technologies
5.500%, 09/30/27 (a)	13,421	13,440
WESCO Distribution
7.250%, 06/15/28 (a)	10,412	10,469
		94,994
Materials – 6.8%
Berry Global
4.875%, 07/15/26 (a)	2,000	2,000
Crown Americas
4.250%, 09/30/26	14,000	13,956
Hudbay Minerals
4.500%, 04/01/26 (a)	3,410	3,410
Sealed Air
5.000%, 04/15/29 (a)	5,997	6,046
Sealed Air Corp/Sealed Air Corp
6.125%, 02/01/28 (a)	18,572	18,816
		44,228
Total Corporate Obligations
(Cost $425,505) (000)		422,790

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2026 (Unaudited)

Description	Face Amount (000)‡/ Shares	Value (000)
Special Purpose Acquisition Companies — 15.8%
Common Stock– 15.8%
Diversified Financials – 15.8%
Agriculture & Natural Solutions Acquisition *	436,550	$4,924
Andretti Acquisition II, Cl A *	266,868	2,844
Cantor Equity Partners I, Cl A *	487,991	5,124
Cantor Equity Partners III, Cl A *	914,848	9,432
Churchill Capital IX *	601,927	6,429
Digital Asset Acquisition, Cl A *	137,478	1,408
Fact II Acquisition *	386,713	4,062
FG Merger II *	34,654	350
Globa Terra Acquisition Corp, Cl A *	350,000	3,588
Hennessy Capital Investment VII *	475,322	4,920
Inflection Point Acquisition III, Cl A *	960,944	9,811
Kochav Defense Acquisition, Cl A *	825,005	8,456
Launch One Acquisition *	408,519	4,377
Live Oak Acquisition V, Cl A *	1,044,004	10,858
M3-Brigade Acquisition V, Cl A *	294,172	3,159
Melar Acquisition I, Cl A *	225,333	2,431
Plum Acquisition Corp III, Founder Shares * (d)	45,106	—
Roman DBDR Acquisition II *	172,500	1,806
Silverbox IV, Cl A *	678,613	7,261
SIM Acquisition I, Cl A *	53,900	578
Soulpower Acquisition, Cl A *	746,140	7,648
Voyager Acquisition *	248,597	2,663
		102,129
Total Special Purpose Acquisition Companies
(Cost $101,120) (000)		102,129

Convertible Bonds — 10.5%
Communication Services – 2.4%
Ziff Davis
1.750%, 11/01/26	15,500	15,229

Information Technology – 8.1%
Confluent
0.000%, 01/15/27 (e)	43,627	43,670
Jamf Holding
0.125%, 09/01/26	8,829	8,807
		52,477
Total Convertible Bonds
(Cost $67,223) (000)		67,706

Description	Face Amount (000)‡/ Shares	Value (000)
Commercial Paper — 3.9%
Automotive – 1.8%
Genuine
4.305%, 04/09/26 (f)	12,057	$12,045

Information Technology – 2.1%
Oracle
4.501%, 09/16/26 (f)	13,850	13,560

Total Commercial Paper
(Cost $25,613) (000)		25,605

Bank Loan Obligations — 3.2%
Automotive – 1.8%
Marelli North America, Inc., Delayed Draw Loan (DIP)
11.676%, CME Term SOFR + 8.000%, 06/09/26 (g)	4,639	4,731
Marelli North America, Inc., Initial Loan (DIP)
11.680%, CME Term SOFR + 8.000%, 06/09/26 (g)	6,958	7,097
		11,828
Electronics/Electrical – 1.4%
Gen Digital Inc., Initial Tranche A Term Loan
5.148%, 09/10/27	8,825	8,825

Total Bank Loan Obligations
(Cost $20,567) (000)		20,653

Common Stock — 0.0%
Health Care – 0.0%
Cannabist Holdings * (d)	1,885,688	—
Cannabist Holdings (restricted through 05/29/26) (d)	1,885,688	—
		—
Total Common Stock
(Cost $–) (000)		—

Preferred Stock — 0.0%
Financials – 0.0%
Priority Income Fund
6.000%	4,919	123

Total Preferred Stock
(Cost $123) (000)		123

Total Investments — 98.7%
(Cost $640,151) (000)		$639,006

The accompanying notes are an integral part of the financial statements.

RiverPark Short Term High Yield Fund March 31, 2026 (Unaudited)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Obligations	$—	$422,790	$—		$422,790
Special Purpose Acquisition Companies	102,129	—	—	^	102,129
Convertible Bonds	—	67,706	—		67,706
Commercial Paper	—	25,605	—		25,605
Bank Loan Obligations	—	20,653	—		20,653
Common Stock	—	—	—	^	—
Preferred Stock	123	—	—		123
Total Investments in Securities	$102,252	$536,754	$—		$639,006

^	This category includes securities with a value of $0.

For the six months ended March 31, 2026, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $647,665 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2026, these securities amounted to $321,867 (000) or 49.7% of Net Assets.
(b)	The debenture bears interest at a fixed rate of 5.25% through April 19, 2026. Thereafter, the interest rate resets to a floating rate based on the 3-month LIBOR plus 3.63%.
(c)	Security in default on interest payments.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. As of March 31, 2026, the total amount of Level 3 securities held by the Fund was $– (000).
(e)	Zero coupon security.
(f)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(g)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

US0003M — 3-Month U.S. Dollar LIBOR

Amounts designated as “—’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 97.0%**
Communication Services – 16.8%
Alphabet, Cl A	3,310	$952
Alphabet, Cl C	3,308	949
Meta Platforms, Cl A	1,989	1,138
Netflix *	10,096	971
Snap, Cl A *	45,724	210
Walt Disney	7,400	713
		4,933
Consumer Discretionary – 12.2%
Amazon.com *	6,737	1,403
Booking Holdings	162	682
McDonald’s	1,315	409
NIKE, Cl B	9,112	481
Starbucks	6,817	611
		3,586
Consumer Staples – 3.9%
Costco Wholesale	795	792
PepsiCo	2,224	345
		1,137
Financials – 12.2%
Blackstone	5,412	622
Charles Schwab	8,386	788
KKR	7,171	663
Mastercard, Cl A	1,554	777
Visa, Cl A	2,462	744
		3,594
Health Care – 9.6%
Eli Lilly	1,324	1,218
Intuitive Surgical *	1,511	697
UnitedHealth Group	2,212	598
Zoetis, Cl A	2,730	323
		2,836
Industrials – 5.3%
Lockheed Martin	658	398
Lyft, Cl A *	16,331	217
Uber Technologies *	13,087	941
		1,556
Information Technology – 37.0%
Adobe *	1,152	280
Apple	7,644	1,940
Applied Materials	2,834	969
Autodesk *	1,725	413
CoreWeave, Cl A *	5,082	394
Datadog, Cl A *	4,441	524
Intuit	745	322
Microsoft	4,731	1,751
NVIDIA	11,092	1,934
ServiceNow *	4,698	$491
Shopify, Cl A *	7,364	874
Taiwan Semiconductor Manufacturing ADR	2,902	981
		10,873
Total Common Stock
(Cost $15,987) (000)		28,515

Total Investments — 97.0%
(Cost $15,987) (000)		$28,515

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2026 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2026 was as follows:

Total Return Swaps

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation/ (Depreciation) (000)†
Applovin, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	$(237)	$(205)	$32
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/21/2026	(253)	(305)	(52)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/23/2026	(239)	(182)	57
Capital One Financial Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(190)	(200)	(10)
Carnival	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(124)	(125)	(1)
Celsius Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/20/2027	(121)	(104)	17
Colgate-Palmolive	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(124)	(118)	6
Crowdstrike Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/27/2027	(292)	(295)	(3)
Docusign	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(228)	(230)	(2)
Expedia Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/21/2026	(218)	(230)	(12)
Expeditors International Of Washington, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(169)	(208)	(39)
Fastenal Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(195)	(233)	(38)
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/20/2027	(117)	(119)	(2)
Hyatt Hotels, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/20/2027	(117)	(115)	2
Illumina	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/18/2026	(111)	(138)	(27)
Industrial Select Sector SPDR ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/15/2026	(451)	(513)	(62)
Iron Mountain	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(121)	(116)	5
iShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	10/06/2026	(624)	(650)	(26)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(120)	(121)	(1)
Match Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2026	(274)	(261)	13
Monster Beverage	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/20/2027	(119)	(116)	3
Ringcentral, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/26/2027	(196)	(189)	7
Salesforce	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/19/2027	(337)	(305)	32
Snowflake, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/27/2027	(299)	(281)	18
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-1.50%	Maturity	10/16/2026	(599)	(505)	94
Synchrony Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/12/2026	(157)	(211)	(54)
Texas Roadhouse	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/14/2026	(276)	(273)	3
Toast, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(236)	(225)	11
United Airlines Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(122)	(122)	—
Walmart	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/07/2027	(119)	(120)	(1)
						$(6,785)	$(6,815)	$(30)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

The accompanying notes are an integral part of the financial statements.

RiverPark Long/Short Opportunity Fund March 31, 2026 (Unaudited)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,515	$—	$—	$28,515
Total Investments in Securities	$28,515	$—	$—	$28,515

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps‡
Appreciation	$—	$300	$—	$300
Depreciation	—	(330)	—	(330)
Total Other Financial Instruments	$—	$(30)	$—	$(30)

‡	Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Percentages are based on Net Assets of $29,398 (000).

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depository Receipt

S&P — Standard & Poor’s

USD — United States Dollar

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.

RiverPark Floating Rate CMBS Fund March 31, 2026 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 91.0%
Non-Agency Mortgage-Backed Obligations – 91.0%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B
5.714%, TSFR1M + 2.041%, 07/15/41 (a) (b)	2,000	$2,001
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C
5.665%, TSFR1M + 1.992%, 10/15/34 (a) (b)	2,000	2,000
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl A
5.015%, TSFR1M + 1.342%, 03/15/41 (a) (b)	857	857
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
5.459%, TSFR1M + 1.785%, 12/15/38 (a) (b)	1,270	1,269
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C
5.423%, TSFR1M + 1.750%, 11/15/42 (a) (b)	1,778	1,778
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A
5.373%, TSFR1M + 1.700%, 03/15/45 (a) (b)	1,500	1,493
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.314%, TSFR1M + 1.641%, 05/15/41 (a) (b)	1,325	1,325
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B
5.223%, TSFR1M + 1.550%, 08/15/42 (a) (b)	1,917	1,912
BX Trust, Ser 2022-IND, Cl E
7.660%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,400	1,402
BX Trust, Ser 2024-VLT4, Cl C
5.813%, TSFR1M + 2.140%, 06/15/41 (a) (b)	1,443	1,432
BX Trust, Ser 2025-LUNR, Cl B
5.523%, TSFR1M + 1.850%, 06/15/40 (a) (b)	1,557	1,555
BX Trust, Ser 2025-DIME, Cl C
5.423%, TSFR1M + 1.750%, 02/15/35 (a) (b)	2,000	1,987
BX Trust, Ser 2025-VOLT, Cl A
5.373%, TSFR1M + 1.700%, 12/15/44 (a) (b)	2,000	1,994
BX Trust, Ser 2024-CNYN, Cl A
5.114%, TSFR1M + 1.442%, 04/15/41 (a) (b)	1,426	1,426
Fashion Show Mall, Ser 2024-SHOW, Cl A
4.764%, 10/10/41 (b)	1,000	$1,006
MHP, Ser 2021-STOR, Cl F
5.988%, TSFR1M + 2.314%, 07/15/38 (a) (b)	1,500	1,499
NXPT Commercial Mortgage Trust, Ser 2024-STOR, Cl C
4.984%, 11/05/41 (b)	800	791
PLYM Commercial Mortgage Trust, Ser 2026-IND, Cl D
5.823%, TSFR1M + 2.150%, 03/15/43 (a) (b)	2,000	1,980
SCG Commercial Mortgage Trust, Ser 2025-FLWR, Cl C
5.423%, TSFR1M + 1.750%, 08/15/42 (a) (b)	1,200	1,199
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl D
6.314%, TSFR1M + 2.641%, 02/15/42 (a) (b)	1,500	1,475

Total Commercial Mortgage-Backed Securities
(Cost $30,447) (000)		30,381

Total Investments — 91.0%
(Cost $30,447) (000)		$30,381

As of March 31, 2026, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $33,385 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2026, these securities amounted to $30,381 (000) or 91.0% of Net Assets.

Cl — Class

Ser — Series

TSFR1M — 1 Month Term Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

RiverPark/Next Century Growth Fund March 31, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.6%**
Consumer Discretionary – 12.4%
Cava Group *	1,139	$92
Dutch Bros, Cl A *	3,693	187
Global-e Online *	5,307	164
Lincoln Educational Services *	5,053	206
Ollie’s Bargain Outlet Holdings *	1,645	151
Universal Technical Institute *	5,878	212
Wingstop	182	28
		1,040
Consumer Staples – 2.8%
Celsius Holdings *	3,432	122
Mama’s Creations *	7,239	111
		233
Financials – 2.6%
Kinsale Capital Group	119	41
Paymentus Holdings, Cl A *	7,017	178
		219
Health Care – 20.0%
ADMA Biologics *	5,319	48
Alignment Healthcare *	14,986	264
Alphatec Holdings *	14,842	161
Artivion *	6,467	237
Axogen *	5,695	189
Billiontoone, Cl A *	627	50
HeartFlow *	4,204	102
iRhythm Holdings *	1,187	140
Kestra Medical Technologies *	1,742	35
Ligand Pharmaceuticals *	659	132
Mirum Pharmaceuticals *	2,014	186
TransMedics Group *	675	67
Waystar Holding *	2,713	65
		1,676
Industrials – 39.1%
AAON	1,351	112
Astronics *	5,497	367
Bloom Energy, Cl A *	554	75
Carpenter Technology	708	279
EquipmentShare.com, Cl A *	2,904	59
Forgent Power Solutions, Cl A *	3,734	109
FTAI Aviation	1,134	278
Innodata *	1,733	67
Karman Holdings *	2,122	170
Knight-Swift Transportation Holdings, Cl A	1,952	112
Loar Holdings *	1,558	89
Modine Manufacturing *	625	135
MYR Group *	690	195
Planet Labs PBC *	1,967	55
RBC Bearings *	445	242
Saia *	511	$179
StandardAero *	3,257	84
Sterling Infrastructure *	839	342
Terex	1,350	80
Xometry, Cl A *	5,376	220
York Space Systems *	1,345	30
		3,279
Information Technology – 20.1%
Aehr Test Systems *	4,647	172
Agilysys *	980	70
Applied Optoelectronics *	1,172	99
Coherent *	1,205	287
JFrog *	1,293	61
Lattice Semiconductor *	3,466	321
MACOM Technology Solutions Holdings *	1,519	337
Pegasystems	1,016	43
SiTime *	436	151
Ultra Clean Holdings *	2,357	147
		1,688
Materials – 2.6%
Almonty Industries *	9,776	141
MP Materials *	1,590	77
		218
Total Common Stock
(Cost $6,391) (000)		8,353

Total Investments — 99.6%
(Cost $6,391) (000)		$8,353

As of March 31, 2026, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $8,385 (000).
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

RiverPark/Next Century Large Growth Fund March 31, 2026 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.5%
Communication Services – 9.8%
Alphabet, Cl A	652	$188
Meta Platforms, Cl A	151	86
Roku, Cl A *	340	32
		306
Consumer Discretionary – 7.8%
Amazon.com *	570	119
Carvana, Cl A *	92	29
Dutch Bros, Cl A *	585	29
Tesla *	177	66
		243
Consumer Staples – 1.2%
Costco Wholesale	37	37

Financials – 8.2%
Goldman Sachs Group	128	108
Mastercard, Cl A	84	42
Robinhood Markets, Cl A *	607	42
Visa, Cl A	210	64
		256
Health Care – 3.6%
Guardant Health *	452	42
Insmed *	439	72
		114
Industrials – 20.4%
Axon Enterprise *	154	65
Caterpillar	117	83
FTAI Aviation	116	28
GE Vernova	96	84
General Electric	266	75
Howmet Aerospace	441	102
Quanta Services	81	44
RBC Bearings *	60	33
Vertiv Holdings, Cl A	494	124
		638
Information Technology – 45.5%
Advanced Micro Devices *	215	44
Apple	1,310	333
Applied Materials	224	77
AppLovin, Cl A *	82	33
Broadcom	525	162
Coherent *	226	54
Crowdstrike Holdings, Cl A *	147	57
MACOM Technology Solutions Holdings *	132	29
Microsoft	503	186
NVIDIA	1,900	331
Palantir Technologies, Cl A *	267	39
Seagate Technology Holdings	79	31
Shopify, Cl A *	411	$49
		1,425
Total Common Stock
(Cost $2,530) (000)		3,019

Total Investments — 96.5%
(Cost $2,530) (000)		$3,019

As of March 31, 2026, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Percentages are based on Net Assets of $3,127 (000).
*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2026 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Assets:
Investments in Securities, at Value (Note 2)	$41,921	$24,249	$639,006
Cash and Cash Equivalents	446	561	—
Receivable for Dividend and Interest Income	11	13	7,425
Receivable for Investment Securities Sold	—	—	29,111
Receivable for Capital Shares Sold	—	5	5,913
Prepaid Expenses	20	21	67
Total Assets	42,398	24,849	681,522
Liabilities:
Payable for Capital Shares Redeemed	7	—	1,033
Income Distribution Payable	—	—	49
Payable for Investment Securities Purchased	—	—	17,031
Payable for Printing Fees	3	—	—
Payable Due to Adviser (Note 4)	23	11	357
Payable for Administrative Services, Retail Class Shares (Note 4)	6	2	11
Payable for Administrative Services, Institutional Class Shares (Note 4)	3	9	88
Payable Due to Administrator (Note 4)	2	1	33
Payable Due to Shareholder Servicing Agent (Note 4)	1	3	24
Payable Due to Custodian	—	—	14,987
Chief Compliance Officer Fees Payable (Note 4)	—	—	6
Payable for Professional Fees	5	3	—
Other Accrued Expenses	6	6	238
Total Liabilities	56	35	33,857
Net Assets	$42,342	$24,814	$647,665
Net Assets Consist of:
Paid-in Capital	$21,863	$13,438	$675,628
Total Distributable Earnings/(Accumulated Losses)	20,479	11,376	(27,963)
Net Assets	$42,342	$24,814	$647,665
Investments in Securities, at Cost	$22,313	$14,078	$640,151
Net Assets - Institutional Class Shares(1)	$32,446,043	$18,299,175	$587,357,374
Net Assets - Retail Class Shares(1)	$9,895,573	$6,514,966	$60,307,991
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,241,656	3,972,073	60,586,032
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	399,371	1,647,996	6,257,763
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$26.13	$4.61	$9.69
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$24.78	$3.95	$9.64

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000) March 31, 2026 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Floating Rate CMBS Fund	RiverPark/Next Century Growth Fund
Assets:
Investments in Securities, at Value (Note 2)	$28,515	$30,381	$8,353
Cash and Cash Equivalents	157	2,975	32
Cash Collateral on Swap Contracts	760	—	—
Swaps Contracts, at Value (Note 2)	300	—	—
Receivable for Dividend and Interest Income	31	89	—
Receivable for Capital Shares Sold	1	10	—
Prepaid Expenses	26	19	10
Total Assets	29,790	33,474	8,395
Liabilities:
Swaps Contracts, at value (Note 2)	330	—	—
Payable for Capital Shares Redeemed	5	18	—
Income Distribution Payable	—	38	—
Payable for Printing Fees	—	—	1
Payable Due to Adviser (Note 4)	35	13	2
Payable for Administrative Services, Institutional Class Shares (Note 4)	6	5	—
Payable for Administrative Services, Retail Class Shares (Note 4)	—	1	—
Payable Due to Administrator (Note 4)	2	2	—
Payable Due to Shareholder Servicing Agent (Note 4)	1	1	—
Payable for Professional Fees	—	—	1
Other Accrued Expenses	13	11	6
Total Liabilities	392	89	10
Net Assets	$29,398	$33,385	$8,385
Net Assets Consist of:
Paid-in Capital	$82,448	$60,578	$6,582
Total Distributable Earnings/(Accumulated Losses)	(53,050)	(27,193)	1,803
Net Assets	$29,398	$33,385	$8,385
Investments in Securities, at Cost	$15,987	$30,447	$6,391
Net Assets - Institutional Class Shares(1)	$25,866,084	$29,952,546	$8,225,504
Net Assets - Retail Class Shares(1)	$3,532,411	$3,432,066	$159,305
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,853,915	3,391,227	705,333
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	258,732	392,702	13,764
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$13.95	$8.83	$11.66
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$13.65	$8.74	$11.57

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) March 31, 2026 (Unaudited)

RiverPark/Next Century Large Growth Fund
Assets:
Investments in Securities, at Value (Note 2)	$3,019
Cash and Cash Equivalents	87
Receivable Due from Adviser (Note 4)	1
Prepaid Expenses	20
Total Assets	3,127
Liabilities:
Total Liabilities	—
Net Assets	$3,127
Net Assets Consist of:
Paid-in Capital	$2,635
Total Distributable Earnings	492
Net Assets	$3,127
Investments in Securities, at Cost	$2,530
Net Assets - Institutional Class Shares(1)	$3,125,983
Net Assets - Retail Class Shares(1)	$1,302
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	252,611
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	106
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$12.37
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$12.28

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2026 (Unaudited)

	RiverPark Large Growth Fund	Wedgewood Fund	RiverPark Short Term High Yield Fund
Investment Income:
Dividends	$173	$101	$987
Interest	16	17	15,109
Foreign Taxes Withheld	(2)	(3)	—
Total Investment Income	187	115	16,096
Expenses:
Investment Advisory Fees (Note 4)	157	92	2,213
Shareholder Services Fees, Retail Class Shares (Note 4)	15	9	73
Administrative Services Fee, Institutional Class Shares (Note 4)	17	14	319
Administrative Services Fee, Retail Class Shares (Note 4)	7	2	39
Administrator Fees (Note 4)	14	9	204
Chief Compliance Officer Fees (Note 4)	3	2	40
Trustees’ Fees (Note 4)	3	2	49
Registration Fees	17	19	24
Transfer Agent Fees	8	5	118
Professional Fees	7	5	102
Printing Fees	3	2	45
Custodian Fees	1	1	17
Insurance and Other Fees	8	5	110
Total Expenses	260	167	3,353
Fees Waived by Adviser (Note 4)	(4)	(14)	—
Net Expenses	256	153	3,353
Net Investment Income (Loss)	(69)	(38)	12,743
Net Realized and Unrealized Gain (Loss):
Net Realized Gain From:
Investments	2,491	1,708	23
Forward Foreign Currency Contracts	—	—	192
Foreign Currency Transactions	—	—	34
Net Realized Gain	2,491	1,708	249
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,745)	(3,910)	2,249
Forward Foreign Currency Contracts	—	—	(35)
Net Change in Unrealized Appreciation (Depreciation)	(6,745)	(3,910)	2,214
Net Realized and Unrealized Gain (Loss)	(4,254)	(2,202)	2,463
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,323)	$(2,240)	$15,206

Amounts designated as “—” $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) For the Six Month Period Ended March 31, 2026 (Unaudited)

	RiverPark Long/Short Opportunity Fund	RiverPark Floating Rate CMBS Fund	RiverPark/Next Century Growth Fund
Investment Income:
Dividends	$118	$—	$3
Interest	17	929	3
Foreign Taxes Withheld	(1)	—	—
Total Investment Income	134	929	6
Expenses:
Investment Advisory Fees (Note 4)	253	107	35
Shareholder Services Fees, Retail Class Shares (Note 4)	5	4	—
Administrative Services Fee, Institutional Class Shares (Note 4)	15	7	4
Administrative Services Fee, Retail Class Shares (Note 4)	3	2	—
Administrator Fees (Note 4)	10	10	3
Trustees’ Fees (Note 4)	3	2	1
Chief Compliance Officer Fees (Note 4)	2	2	1
Registration Fees	17	17	17
Transfer Agent Fees	6	5	2
Professional Fees	5	5	1
Printing Fees	2	2	1
Custodian Fees	1	1	5
Insurance and Other Fees	8	10	2
Total Expenses	330	174	72
Fees Waived by Adviser (Note 4)	(15)	(29)	(19)
Net Expenses	315	145	53
Net Investment Income (Loss)	(181)	784	(47)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	1,189	15	437
Swap Contracts	(239)	—	—
Net Realized Gain	950	15	437
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,610)	(142)	(228)
Swap Contracts	637	—	—
Net Change in Unrealized Depreciation	(3,973)	(142)	(228)
Net Realized and Unrealized Gain (Loss)	(3,023)	(127)	209
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,204)	$657	$162

Amounts designated as “—” $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the Six Month Period Ended March 31, 2026 (Unaudited)

RiverPark/Next Century Large Growth Fund
Investment Income:
Dividends	$6
Interest	1
Total Investment Income	7
Expenses:
Investment Advisory Fees (Note 4)	11
Shareholder Services Fees, Retail Class Shares (Note 4)	—
Administrative Services Fee, Institutional Class Shares (Note 4)	—
Administrative Services Fee, Retail Class Shares (Note 4)	—
Administrator Fees (Note 4)	1
Trustees’ Fees (Note 4)	—
Chief Compliance Officer Fees (Note 4)	—
Registration Fees	19
Transfer Agent Fees	1
Professional Fees	1
Custodian Fees	1
Printing Fees	—
Insurance and Other Fees	1
Total Expenses	35
Fees Waived by Adviser (Note 4)	(11)
Reimbursement from Adviser (Note 4)	(7)
Net Expenses	17
Net Investment Loss	(10)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain From:
Investments	38
Net Realized Gain	38
Net Change in Unrealized Depreciation on:
Investments	(351)
Net Change in Unrealized Depreciation	(351)
Net Realized and Unrealized Loss	(313)
Net (Decrease) in Net Assets Resulting from Operations	$(323)

Amounts designated as “—” $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		Wedgewood Fund
	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Loss	$(69)	$(157)	$(38)	$(82)
Net Realized Gain	2,491	3,841	1,708	3,273
Net Change in Unrealized Appreciation (Depreciation)	(6,745)	3,973	(3,910)	589
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,323)	7,657	(2,240)	3,780

Distributions:
Institutional Class Shares	(3,185)	(2,204)	(2,261)	(3,209)
Retail Class Shares	(1,136)	(964)	(883)	(1,287)
Total Distributions to Shareholders	(4,321)	(3,168)	(3,144)	(4,496)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	558	1,708	511	2,612
Shares Issued as Reinvestment of Distributions	3,154	2,180	2,213	3,135
Shares Redeemed	(2,103)	(1,565)	(3,323)	(4,789)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	1,609	2,323	(599)	958
Retail Class Shares:
Shares Issued	225	900	89	332
Shares Issued as Reinvestment of Distributions	984	881	871	1,257
Shares Redeemed	(3,169)	(2,002)	(1,064)	(1,239)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(1,960)	(221)	(104)	350
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(351)	2,102	(703)	1,308
Net Increase (Decrease) in Net Assets	(8,995)	6,591	(6,087)	592
Net Assets:
Beginning of period	51,337	44,746	30,901	30,309
End of period	$42,342	$51,337	$24,814	$30,901
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	19	60	96	486
Shares Issued as Reinvestment of Distributions	110	75	457	579
Shares Redeemed	(72)	(54)	(665)	(893)
Net Increase (Decrease) in Institutional Class Shares	57	81	(112)	172
Retail Class Shares:
Shares Issued	8	33	20	71
Shares Issued as Reinvestment of Distributions	36	32	209	265
Shares Redeemed	(113)	(74)	(238)	(267)
Net Increase (Decrease) in Retail Class Shares	(69)	(9)	(9)	69
Net Increase (Decrease) in Share Transactions	(12)	72	(121)	241

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Income (Loss)	$12,743	$36,658	$(181)	$(324)
Net Realized Gain	249	169	950	6,042
Net Change in Unrealized Appreciation (Depreciation)	2,214	(1,833)	(3,973)	(1,109)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,206	34,994	(3,204)	4,609

Distributions:
Institutional Class Shares	(12,080)	(34,645)	—	—
Retail Class Shares	(1,074)	(2,199)	—	—
Total Distributions to Shareholders	(13,154)	(36,844)	—	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	68,454	147,993	418	641
Shares Issued as Reinvestment of Distributions	11,288	31,064	—	—
Shares Redeemed	(179,172)	(252,360)	(3,341)	(5,453)
Net Decrease in Net Assets from Institutional Class Shares Transactions	(99,430)	(73,303)	(2,923)	(4,812)
Retail Class Shares:
Shares Issued	11,194	39,353	73	134
Shares Issued as Reinvestment of Distributions	1,059	2,163	—	—
Shares Redeemed	(8,741)	(11,021)	(1,037)	(3,381)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	3,512	30,495	(964)	(3,247)
Net Decrease in Net Assets from Capital Share Transactions	(95,918)	(42,808)	(3,887)	(8,059)
Net Decrease in Net Assets	(93,866)	(44,658)	(7,091)	(3,450)
Net Assets:
Beginning of period	741,531	786,189	36,489	39,939
End of period	$647,665	$741,531	$29,398	$36,489
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	7,069	15,254	28	45
Shares Issued as Reinvestment of Distributions	1,167	3,210	—	—
Shares Redeemed	(18,506)	(26,023)	(220)	(380)
Net Decrease in Institutional Class Shares	(10,270)	(7,559)	(192)	(335)
Retail Class Shares:
Shares Issued	1,163	4,074	5	10
Shares Issued as Reinvestment of Distributions	110	225	—	—
Shares Redeemed	(908)	(1,143)	(70)	(241)
Net Increase (Decrease) in Retail Class Shares	365	3,156	(65)	(231)
Net Decrease in Share Transactions	(9,905)	(4,403)	(257)	(566)

Amounts designated as “—” $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark Floating Rate CMBS Fund		RiverPark/Next Century Growth Fund
	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Income (Loss)	$784	$1,870	$(47)	$(120)
Net Realized Gain (Loss)	15	(7)	437	756
Net Change in Unrealized Appreciation (Depreciation)	(142)	214	(228)	497
Net Increase in Net Assets Resulting from Operations	657	2,077	162	1,133

Distributions:
Institutional Class Shares	(695)	(1,714)	—	(43)
Retail Class Shares	(68)	(137)	—	—
Total Distributions to Shareholders	(763)	(1,851)	—	(43)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	417	2,420	128	189
Shares Issued as Reinvestment of Distributions	481	1,193	—	43
Shares Redeemed	(809)	(4,259)	(368)	(8,059)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	89	(646)	(240)	(7,827)
Retail Class Shares:
Shares Issued	1,287	1,128	52	55
Shares Issued as Reinvestment of Distributions	67	135	—	—
Shares Redeemed	(526)	(977)	(15)	(16)
Net Increase in Net Assets from Retail Class Shares Transactions	828	286	37	39
Net Increase (Decrease) in Net Assets from Capital Share Transactions	917	(360)	(203)	(7,788)
Net Increase (Decrease) in Net Assets	811	(134)	(41)	(6,698)
Net Assets:
Beginning of period	32,574	32,708	8,426	15,124
End of period	$33,385	$32,574	$8,385	$8,426
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	47	273	10	18
Shares Issued as Reinvestment of Distributions	54	135	—	4
Shares Redeemed	(91)	(481)	(30)	(756)
Net Increase (Decrease) in Institutional Class Shares	10	(73)	(20)	(734)
Retail Class Shares:
Shares Issued	147	129	4	5
Shares Issued as Reinvestment of Distributions	8	15	—	—
Shares Redeemed	(60)	(112)	(1)	(1)
Net Increase in Retail Class Shares	95	32	3	4
Net Increase (Decrease) in Share Transactions	105	(41)	(17)	(730)

Amounts designated as “—” $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	RiverPark/Next Century Large Growth Fund
	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net Investment Loss	$(10)	$(17)
Net Realized Gain	38	188
Net Change in Unrealized Appreciation (Depreciation)	(351)	377
Net Increase (Decrease) in Net Assets Resulting from Operations	(323)	548

Distributions:
Institutional Class Shares	(188)	—
Retail Class Shares	—	—
Total Distributions to Shareholders	(188)	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	45	275
Shares Issued as Reinvestment of Distributions	188	—
Shares Redeemed	(22)	(13)
Net Increase in Net Assets from Institutional Class Shares Transactions	211	262
Net Increase in Net Assets from Capital Share Transactions	211	262
Net Increase (Decrease) in Net Assets	(300)	810
Net Assets:
Beginning of period	3,427	2,617
End of period	$3,127	$3,427
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	4	22
Shares Issued as Reinvestment of Distributions	14	—
Shares Redeemed	(2)	(1)
Net Increase in Institutional Class Shares	16	21
Retail Class Shares:
Shares Issued as Reinvestment of Distributions	6	—
Net Increase in Retail Class Shares	6	—
Net Increase in Share Transactions	22	21

Amounts designated as “—” $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2026 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)	Total from Investment Operations	Distributions of Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2026†	$31.46	$(0.03)	$(2.63)	$(2.66)	$—		$(2.67)	$(2.67)
2025	28.65	(0.08)	4.92	4.84	—		(2.03)	(2.03)
2024	20.52	(0.08)	8.21	8.13	—		—	—
2023	15.83	(0.11)	4.80	4.69	—	(2)	—	—
2022	35.40	(0.16)	(15.33)	(15.49)	—		(4.08)	(4.08)
2021	28.43	(0.16)	9.24	9.08	—		(2.11)	(2.11)
Retail Class Shares
2026†	$30.01	$(0.07)	$(2.49)	$(2.56)	$—		$(2.67)	$(2.67)
2025	27.48	(0.14)	4.70	4.56	—		(2.03)	(2.03)
2024	19.73	(0.13)	7.88	7.75	—		—	—
2023	15.26	(0.15)	4.62	4.47	—		—	—
2022	34.36	(0.23)	(14.79)	(15.02)	—		(4.08)	(4.08)
2021	27.73	(0.25)	8.99	8.74	—		(2.11)	(2.11)
Wedgewood Fund
Institutional Class Shares
2026†	$5.59	$— (2)	$(0.42)	$(0.42)	$—		$(0.56)	$(0.56)
2025	5.69	(0.01)	0.73	0.72	—		(0.82)	(0.82)
2024	4.26	(0.01)	1.54	1.53	—		(0.10)	(0.10)
2023	4.05	(0.01)	0.81	0.80	—		(0.59)	(0.59)
2022	5.86	(0.01)	(1.10)	(1.11)	—		(0.70)	(0.70)
2021	8.33	(0.02)	1.84	1.82	—		(4.29)	(4.29)
Retail Class Shares
2026†	$4.88	$(0.01)	$(0.36)	$(0.37)	$—		$(0.56)	$(0.56)
2025	5.08	(0.02)	0.64	0.62	—		(0.82)	(0.82)
2024	3.82	(0.02)	1.38	1.36	—		(0.10)	(0.10)
2023	3.70	(0.02)	0.73	0.71	—		(0.59)	(0.59)
2022	5.42	(0.02)	(1.00)	(1.02)	—		(0.70)	(0.70)
2021	8.01	(0.03)	1.73	1.70	—		(4.29)	(4.29)

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Asset Value, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$26.13	(9.19	)%‡	$32,446	1.00%	1.01%	(0.22)%	9	%‡
31.46	17.47		37,285	1.00	1.02	(0.26)	19
28.65	39.62		31,641	1.00	1.02	(0.30)	21
20.52	29.64		24,999	1.00	1.01	(0.57)	20
15.83	(49.30)		20,731	0.95	0.95	(0.64)	89
35.40	33.14		39,489	0.91	0.91	(0.46)	36

$24.78	(9.30	)%‡	$9,896	1.25%	1.27%	(0.48)%	9	%‡
30.01	17.18		14,052	1.25	1.28	(0.51)	19
27.48	39.28		13,105	1.25	1.29	(0.55)	21
19.73	29.29		11,189	1.25	1.31	(0.81)	20
15.26	(49.44)		14,274	1.23	1.23	(0.90)	89
34.36	32.73		49,259	1.20	1.20	(0.76)	36

$4.61	(7.91	)%‡	$18,299	1.00%	1.12%	(0.19)%	18	%‡
5.59	13.12		22,814	1.00	1.10	(0.20)	23
5.69	36.46		22,251	1.00	1.09	(0.20)	13
4.26	21.73		19,884	1.00	1.09	(0.21)	15
4.05	(22.35)		19,682	1.00	1.01	(0.28)	21
5.86	34.93		30,901	0.95	0.95	(0.27)	16

$3.95	(8.07	)%‡	$6,515	1.25%	1.30%	(0.45)%	18	%‡
4.88	12.67		8,087	1.25	1.29	(0.45)	23
5.08	36.20		8,058	1.25	1.32	(0.45)	13
3.82	21.33		7,080	1.25	1.34	(0.46)	15
3.70	(22.52)		7,053	1.25	1.26	(0.53)	21
5.42	34.66		10,372	1.24	1.24	(0.56)	16

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2026 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2026†	$9.67	$0.18	$0.03	$0.21	$(0.19)	$—	$(0.19)
2025	9.69	0.47	(0.01)	0.46	(0.48)	—	(0.48)
2024	9.65	0.55	0.04	0.59	(0.55)	—	(0.55)
2023	9.63	0.46	0.08	0.54	(0.52)	—	(0.52)
2022	9.67	0.19	(0.02)	0.17	(0.21)	—	(0.21)
2021	9.65	0.19	0.02 (2)	0.21	(0.19)	—	(0.19)
Retail Class Shares
2026†	$9.61	$0.17	$0.04	$0.21	$(0.18)	$—	$(0.18)
2025	9.64	0.45	(0.03)	0.42	(0.45)	—	(0.45)
2024	9.61	0.52	0.04	0.56	(0.53)	—	(0.53)
2023	9.59	0.42	0.10	0.52	(0.50)	—	(0.50)
2022	9.63	0.16	(0.01)	0.15	(0.19)	—	(0.19)
2021	9.61	0.17	0.02 (2)	0.19	(0.17)	—	(0.17)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2026†	$15.44	$(0.08)	$(1.41)	$(1.49)	$—	$—	$—
2025	13.65	(0.12)	1.91	1.79	—	—	—
2024	10.60	(0.08)	3.13	3.05	—	—	—
2023	8.46	(0.12)	2.26	2.14	—	—	—
2022	19.46	(0.20)	(10.80)	(11.00)	—	—	—
2021	16.59	(0.24)	3.11	2.87	—	—	—
Retail Class Shares
2026†	$15.12	$(0.09)	$(1.38)	$(1.47)	$—	$—	$—
2025	13.39	(0.14)	1.87	1.73	—	—	—
2024	10.42	(0.10)	3.07	2.97	—	—	—
2023	8.32	(0.13)	2.23	2.10	—	—	—
2022	19.19	(0.25)	(10.62)	(10.87)	—	—	—
2021	16.41	(0.28)	3.06	2.78	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Asset Value, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.69	2.18	%‡	$587,357	0.96%	0.96%	3.77%	148	%‡
9.67	4.82		684,888	0.96	0.96	4.87	438
9.69	6.30		759,798	0.94	0.94	5.63	418
9.65	5.78		751,883	0.92	0.92	4.72	372
9.63	1.82		896,699	0.90	0.90	1.99	164
9.67	2.19		1,118,494	0.89	0.89	1.95	158

$9.64	2.17	%‡	$60,308	1.24%	1.24%	3.46%	148	%‡
9.61	4.48		56,643	1.24	1.24	4.64	438
9.64	5.97		26,391	1.20	1.20	5.37	418
9.61	5.54		20,554	1.19	1.19	4.42	372
9.59	1.56		28,191	1.17	1.17	1.67	164
9.63	1.95		66,020	1.14	1.14	1.76	158

$13.95	(9.65	)%‡	$25,866	1.85%	1.92%	(1.05)%	6	%‡
15.44	13.11		31,590	1.85	1.91	(0.84)	20
13.65	28.77		32,508	1.85	1.89	(0.66)	10
10.60	25.30		33,113	1.85	1.89	(1.21)	17
8.46	(56.53)		81,623	1.75	1.75	(1.40)	51
19.46	17.30		452,886	1.73	1.73	(1.29)	33

$13.65	(9.72	)%‡	$3,532	2.00%	2.21%	(1.21)%	6	%‡
15.12	12.92		4,899	2.00	2.19	(0.99)	20
13.39	28.50		7,431	2.00	2.17	(0.81)	10
10.42	25.24		9,181	2.00	2.14	(1.36)	17
8.32	(56.64)		10,305	2.00	2.04	(1.67)	51
19.19	16.94		71,339	2.00	2.03	(1.52)	33

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2026 (Unaudited) For the Year Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses)		Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Floating Rate CMBS Fund
Institutional Class Shares
2026†	$8.86	$0.21	$(0.03)		$0.18	$(0.21)	$—	$(0.21)
2025	8.80	0.51	0.05		0.56	(0.50)	—	(0.50)
2024	8.66	0.66	0.14		0.80	(0.66)	—	(0.66)
2023	8.44	0.63	0.22		0.85	(0.63)	—	(0.63)
2022	8.93	0.24	(0.50)		(0.26)	(0.23)	—	(0.23)
2021	9.02	0.22	(0.08	)(2)	0.14	(0.23)	—	(0.23)
Retail Class Shares
2026†	$8.78	$0.19	$(0.03)		$0.16	$(0.20)	$—	$(0.20)
2025	8.73	0.47	0.06		0.53	(0.48)	—	(0.48)
2024	8.61	0.62	0.14		0.76	(0.64)	—	(0.64)
2023	8.41	0.61	0.20		0.81	(0.61)	—	(0.61)
2022	8.91	0.21	(0.51)		(0.30)	(0.20)	—	(0.20)
2021	9.01	0.18	(0.07	)(2)	0.11	(0.21)	—	(0.21)
RiverPark/Next Century Growth Fund
Institutional Class Shares
2026†	$11.46	$(0.06)	$0.26		$0.20	$—	$—	$—
2025	10.31	(0.10)	1.28		1.18	(0.03)	—	(0.03)
2024	9.05	(0.09)	1.35		1.26	—	—	—
2023(3)	10.00	(0.01)	(0.94)		(0.95)	—	—	—
Retail Class Shares
2026†	$11.39	$(0.08)	$0.26		$0.18	$—	$—	$—
2025	10.26	(0.13)	1.28		1.15	(0.02)	—	(0.02)
2024	9.03	(0.11)	1.34		1.23	—	—	—
2023(3)	10.00	(0.02)	(0.95)		(0.97)	—	—	—
RiverPark/Next Century Large Growth Fund
Institutional Class Shares
2026†	$14.47	$(0.04)	$(1.26)		$(1.30)	$—	$(0.80)	$(0.80)
2025	12.10	(0.08)	2.45		2.37	—	—	—
2024(4)	10.00	(0.04)	2.14		2.10	—	—	—
Retail Class Shares
2026†	$14.39	$(0.06)	$(1.25)		$(1.31)	$—	$(0.80)	$(0.80)
2025	12.07	(0.11)	2.43		2.32	—	—	—
2024(4)	10.00	(0.07)	2.14		2.07	—	—	—

The accompanying notes are an integral part of the financial statements.

Net Asset Value, End of Period	Total Return*		Net Asset Value, End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.83	2.00	%‡	$29,953	0.85%	1.03%	4.80%	32	%‡
8.86	6.55		29,956	0.85	1.06	5.73	25
8.80	9.56		30,387	0.85	1.05	7.59	36
8.66	10.24		34,756	0.85	0.99	7.32	42
8.44	(2.98)		34,945	0.85	0.96	2.70	27
8.93	1.61		44,527	0.85	0.94	2.44	45

$8.74	1.78	%‡	$3,432	1.25%	1.38%	4.41%	32	%‡
8.78	6.22		2,618	1.25	1.42	5.32	25
8.73	9.11		2,321	1.25	1.40	7.09	36
8.61	9.89		1,342	1.25	1.34	7.12	42
8.41	(3.34)		1,260	1.25	1.30	2.39	27
8.91	1.24		1,566	1.25	1.29	2.04	45

$11.66	1.75	%‡	$8,226	1.15%	1.60%	(1.03)%	50	%‡
11.46	11.46		8,303	1.15	1.58	(0.96)	93
10.31	13.92		15,051	1.15	2.05	(0.90)	85
9.05	(9.50)		2,098	1.15	6.18	(0.55)	9

$11.57	1.58	%‡	$159	1.40%	1.91%	(1.28)%	50	%‡
11.39	11.18		123	1.40	1.89	(1.22)	93
10.26	13.62		73	1.40	3.13	(1.17)	85
9.03	(9.70)		31	1.40	5.89	(0.78)	9

$12.37	(9.44	)%‡	$3,126	1.00%	2.06%	(0.61)%	28	%‡
14.47	19.59		3,426	1.00	2.71	(0.62)	75
12.10	21.00		2,616	1.00	3.97	(0.52)	21

$12.28	(9.56	)%‡	$1	1.25%	2.06%	(0.90)%	28	%‡
14.39	19.22		1	1.25	2.81	(0.90)	75
12.07	20.70		1	1.25	3.92	(0.81)	21

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
†	Unless otherwise indicated, all ratios for the period have been annualized.
‡	Not Annualized.
(1)	Per share data was calculated using average shares for the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Commenced operations on June 30, 2023. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(4)	Commenced operations on December 29, 2023. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements March 31, 2026 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2026, the Trust was comprised of seven funds: the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Floating Rate CMBS Fund, RiverPark/Next Century Growth Fund and the RiverPark/Next Century Large Growth Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund, Wedgewood Fund and RiverPark/Next Century Growth Fund and the RiverPark/Next Century Large Growth Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. Each of the Funds is diversified with the exception of the Wedgewood Fund, the RiverPark Floating Rate CMBS, and the RiverPark/Next Century Large Growth Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, the RiverPark Floating Rate CMBS Fund, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund, have registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are required to be fair valued under the 1940 Act.

Rule 2a-5 under the 1940 Act, set forth requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved Adviser Fair Value Procedures for the Funds.

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the

Notes to Financial Statements March 31, 2026 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made. No such adjustments were made for the six months ended March 31, 2026.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, lists of open forward currency contracts, and list of open swap contracts.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, the RiverPark Long/Short Opportunity Fund may sell uncovered call and put options on securities and stock indices. For the six months ended March 31, 2026, the Funds did not transact in any options.

Notes to Financial Statements March 31, 2026 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

The RiverPark Long/Short Opportunity Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Fund may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

The realized and unrealized gain (loss) from purchased and written options, if any, are disclosed separately on the Statements of Operations.

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. As some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. As equity swaps can be illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers or a pricing service and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic reset payments on the total return swap are

Notes to Financial Statements March 31, 2026 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

inclusive of interest, commissions and dividends, all of which are recorded as part of the net realized gains and losses in the Statements of Operations. For the six months ended March 31, 2026, (subject to equity risk exposure) the average daily notional value of equity swaps for the Long/Short Opportunity Fund was as follows (000):

RiverPark Long/Short Opportunity Fund
Average Daily Notional Value Long	$—
Average Daily Notional Value Short	$(6,315)

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. For the six months ended March 31, 2026, the RiverPark Long/Short Opportunity Fund entered into swap agreements with only one counterparty, Goldman Sachs International.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the RiverPark Long/Short Opportunity Fund as of March 31, 2026 (000)*†:

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$300	$—	$300	$(300)	$–	$–

			Gross Amounts not offset in the Statements of Assets and Liabilities
Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments for Offset	Cash Collateral Received (Pledged)*	Net Amount
$(330)	$—	$(330)	$300	$760	$730

†	Net exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements March 31, 2026 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

*	Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities

Notes to Financial Statements March 31, 2026 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2026, the Funds did not hold forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward contracts. As of March 31, 2026, the RiverPark Short Term High Yield Fund entered into one-month forward contracts with one counterparty, Brown Brothers Harriman. In accordance with this policy, to the extent there are any open foreign currency contracts, the unrealized appreciation and depreciation as of March 31, 2026 is presented as such in the Statements of Assets and Liabilities. Realized and change in unrealized gains (losses) resulting from forward foreign currency contracts transacted during the year will be disclosed separately on the Statements of Operations.

For the six months ended March 31, 2026, subject to currency risk exposure, the average balances of the forward contracts were as follows (000):

Average Monthly Notional Contracts:
RiverPark Short Term High Yield Fund	$2,355

Notes to Financial Statements March 31, 2026 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, Wedgewood Fund, RiverPark Long/Short Opportunity Fund, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and the RiverPark Floating Rate CMBS Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2026, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Cash and Cash Equivalents — Cash equivalents include short-term, highly liquid investments with a maturity date at time of purchase of three months or less. The Funds maintain cash and cash equivalent balances which, at times during the period, exceeded the $250,000 amount insured by the Federal Deposit Insurance Corporation. The Manager manages the risk of loss by banking with major institutions.

3. Derivative Transactions

The following tables include exposure by type of risk on derivatives held throughout the year.

The fair value of derivative instruments as of March 31, 2026, was as follows:

RiverPark Short-Term High Yield Fund

	Derivative Assets		Derivatives Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Forward foreign currency contracts (Currency Risk)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Total Derivatives not accounted for as hedging instruments under GAAP		$—		$—

Notes to Financial Statements March 31, 2026 (Unaudited)

3. Derivative Transactions (continued)

RiverPark Long/Short Opportunity Fund

	Derivative Assets		Derivatives Liabilities
	Statement of Assets and Liability Location	Fair Value (000)	Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments under GAAP:
Total Return Swap (Equity Risk)	Unrealized appreciation on swap contracts	$300	Unrealized depreciation on swap contracts	$(330)
Total Derivatives not accounted for as hedging instruments under GAAP		$300		$(330)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2026, was as follows:

The amount of realized gain (loss) on derivatives recognized in income (000):

RiverPark Short- Term High Yield	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Forward foreign currency contracts (Currency Risk)	$192	$—	$—	$—	$192
Total	$192	$—	$—	$—	$192

RiverPark Long/Short Opportunity Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Total return swap contracts (Equity Risk)	$—	$—	$—	$(239)	$(239)
Total	$—	$—	$—	$(239)	$(239)

Notes to Financial Statements March 31, 2026 (Unaudited)

3. Derivative Transactions (continued)

The amount of unrealized appreciation (depreciation) on derivatives recognized in income (000):

RiverPark Short- Term High Yield	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Forward foreign currency contracts (Currency Risk)	$(35)	$—	$—	$—	$(35)
Total	$(35)	$—	$—	$—	$(35)

RiverPark Long/Short Opportunity Fund	Forward Currency Contracts	Purchased Options	Written Options	Swaps	Totals
Total return swap contracts (Equity Risk)	$—	$—	$—	$637	$637
Total	$—	$—	$—	$637	$637

4. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2027 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

The table below shows the rate of each Funds’ investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)*
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Floating Rate CMBS Fund	0.65%	0.85%	1.25%	N/A
RiverPark/Next Century Growth Fund	0.80%	1.15%	1.40%	N/A
RiverPark/Next Century Large Growth Fund	0.65%	1.00%	1.25%	N/A

*	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement will not be made if it would cause the annual expense limitation

Notes to Financial Statements March 31, 2026 (Unaudited)

4. Agreements (continued)

in effect at the time of the waiver or at the time of the reimbursement to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

For the six month period ended March 31, 2026, the Adviser fee waiver analysis is as follows*:

	Unexpired Fee Waivers at September 30, 2025	Fees Waived and Expenses Reimbursed for the Six Months Ended March 31, 2026	Fees Recaptured for the Six Months Ended March 31, 2026	Fee Waivers Expired for the Six Months Ended March 31, 2026	Unexpired Fee Waivers at March 31, 2026
RiverPark Large Growth Fund	$32,053	$3,746	$—	$(3,740)	$32,060
Wedgewood Fund	74,594	14,223	—	(11,172)	77,645
RiverPark Long/Short Opportunity Fund	92,068	15,497	—	(15,429)	92,136
RiverPark Floating Rate CMBS Fund	185,390	29,131	—	(21,362)	193,158
RiverPark/Next Century Growth Fund	157,985	19,891	—	(26,975)	150,901
RiverPark/Next Century Large Growth Fund	103,575	17,864	—	—	121,439

*	Value in dollars, not in thousands.

As of March 31, 2026, the amounts of waivers/reimbursements subject to recapture are as follows*:

	Expiring 2026	Expiring 2027	Expiring 2028	Expiring 2029	Total
RiverPark Large Growth Fund	$6,659	$11,336	$10,319	$3,746	$32,060
Wedgewood Fund	14,555	23,564	25,303	14,223	77,645
RiverPark Long/Short Opportunity Fund	14,940	29,823	31,876	15,497	92,136
RiverPark Floating Rate CMBS Fund	31,242	63,840	68,945	29,131	193,158
RiverPark/Next Century Growth Fund	—	77,431	53,579	19,891	150,901
RiverPark/Next Century Large Growth Fund	—	53,771	49,804	17,864	121,439

*	Value in dollars, not in thousands.

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund and the RiverPark Floating Rate CMBS Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	CrossingBridge Advisors, LLC
RiverPark/Next Century Growth Fund	Next Century Growth Investors, LLC
RiverPark/Next Century Large Growth Fund	Next Century Growth Investors, LLC

Notes to Financial Statements March 31, 2026 (Unaudited)

4. Agreements (continued)

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc., CrossingBridge Advisors, LLC and Next Century Growth Investors, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners. For its services as sub-adviser to the Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee. Such fee is calculated daily and paid monthly at an annual rate of 0.325% of Wedgewood Fund’s average net assets including 50% of any Fund waiver/reimbursements as well as 50% of any other directly related Fund expenses incurred by the Adviser.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. The Funds in the Trust are charged fees using a tiered fee structure on their total average net assets.

For the six month period ended March 31, 2026, the Funds incurred the following fees for these services in the table below:

Fund	Administration Fees
RiverPark Large Growth Fund	$14,463
Wedgewood Fund	8,512
RiverPark Short Term High Yield Fund	204,292
RiverPark Long/Short Opportunity Fund	10,121
RiverPark Floating Rate CMBS Fund	9,866
RiverPark/Next Century Growth Fund	2,661
RiverPark/Next Century Large Growth Fund	1,014

*	Value in dollars, not in thousands.

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. For the six months ended March 31, 2026, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% of the average daily net assets of the Retail Class Shares and 0.15% of the average daily net assets of the Institutional Class Shares, to financial institutions, retirement plans, broker-

Notes to Financial Statements March 31, 2026 (Unaudited)

4. Agreements (continued)

dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

For the Retail Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.40% of the average daily net assets until changed by the Board of Trustees.

For the Institutional Class Shares, at no time will the shareholder servicing fees and the administrative servicing fees in the aggregate exceed on an annual basis 0.15% of the average daily net assets until changed by the Board of Trustees.

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

5. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the six month period ended March 31, 2026, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$4,250	$7,499
Wedgewood Fund	4,832	7,310
RiverPark Short Term High Yield Fund	568,804	241,278
RiverPark Long/Short Opportunity Fund	1,943	4,000
RiverPark Floating Rate CMBS Fund	9,998	12,040
RiverPark/Next Century Growth Fund	4,345	4,337
RiverPark/Next Century Large Growth Fund	929	979

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

Notes to Financial Statements March 31, 2026 (Unaudited)

6. Federal Tax Information (continued)

The tax character of dividends and distributions declared during the last two years ended September 30, 2025 and 2024 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
RiverPark Large Growth Fund
2025	$—	$3,168	$—	$3,168
2024	—	—	—	—
Wedgewood Fund
2025	—	4,496	—	4,496
2024	—	622	—	622
RiverPark Short Term High Yield Fund
2025	36,844	—	—	36,844
2024	44,595	—	—	44,595
RiverPark Long/Short Opportunity Fund
2025	—	—	—	—
2024	—	—	—	—
RiverPark Floating Rate CMBS Fund
2025	1,851	—	—	1,851
2024	2,391	—	—	2,391
RiverPark/Next Century Growth Fund
2025	43	—	—	43
2024	—	—	—	—
RiverPark/Next Century Large Growth Fund
2025	—	—	—	—
2024	—	—	—	—

As of September 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Late Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$—	$3,635	$—	$—	$25,598	$3	$(113)	$29,123
Wedgewood Fund	38	3,106	—	—	13,618	(2)	—	16,760
RiverPark Short Term High Yield Fund	721	—	(27,333)	—	(3,374)	(29)	—	(30,015)
RiverPark Long/Short Opportunity Fund	—	—	(65,918)	—	16,322	(82)	(168)	(49,846)
RiverPark Floating Rate CMBS Fund	48	—	(27,164)	—	76	(47)	—	(27,087)
RiverPark/Next Century Growth Fund	—	—	(193)	—	1,936	2	(104)	1,641
RiverPark/Next Century Large Growth Fund	—	188	—	—	828	—	(13)	1,003

Notes to Financial Statements March 31, 2026 (Unaudited)

6. Federal Tax Information (continued)

Post-October losses represent losses realized on investment transactions from November 1, 2024 through September 30, 2025, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Late-year losses represent ordinary losses realized on investment transactions from January 1, 2025 through September 30, 2025 and specified losses realized on investment transactions from November 1, 2024 through September 30, 2025 that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Funds are permitted to carry forward capital losses indefinitely and such losses will retain their character as either short-term or long-term. As of September 30, 2025, the Funds had capital loss carryforwards as follows (000):

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
RiverPark Short Term High Yield Fund	$11,985	$15,348	$27,333
RiverPark Long/Short Opportunity Fund	59,771	6,147	65,918
RiverPark Floating Rate CMBS Fund	15,640	11,524	27,164
RiverPark/Next Century Growth Fund	193	–	193

During the year ended September 30, 2025, the RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, the RiverPark Floating Rate CMBS Fund and the RiverPark/Next Century Growth Fund utilized capital loss carryforwards to offset capital gains in the amount of $175,296, $2,733,450, $11,753 and $811,019 respectively.

For federal income tax purposes, the cost of investments owned at March 31, 2026 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustment such as wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, foreign currency and derivatives held by the Funds were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$22,313	$20,534	$(926)	$19,608
Wedgewood Fund	14,078	10,744	(573)	10,171
RiverPark Short Term High Yield Fund	640,151	1,907	(3,052)	(1,145)
RiverPark Long/Short Opportunity Fund	15,987	13,621	(1,093)	12,528
RiverPark Floating Rate CMBS Fund	30,447	23	(89)	(66)
RiverPark/Next Century Growth Fund	6,391	2,373	(411)	1,962
RiverPark/Next Century Large Growth Fund	2,530	630	(141)	489

7. Risks

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Notes to Financial Statements March 31, 2026 (Unaudited)

7. Risks (continued)

The RiverPark Short Term High Yield Fund invests in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund is exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund and RiverPark/Next Century Growth Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an

Notes to Financial Statements March 31, 2026 (Unaudited)

7. Risks (continued)

increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund typically resets swap agreements on a rolling 13-month basis.

The RiverPark Short Term High Yield Fund may invest in bank loan obligations. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price. It may take longer than seven days for transactions in loans to settle.

The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

The Wedgewood Fund, the RiverPark Floating Rate CMBS Fund and the RiverPark/Next Century Large Growth Fund are non-diversified, which means that they may hold larger positions in a smaller number of individual securities than if they were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Funds may have a greater impact on the Fund’s net asset value and total return than a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

The Information Technology sector is an important sector for growth-oriented strategies and thus may represent a large percentage of the investments of RiverPark Large Growth, RiverPark Long/Short, Wedgewood, RiverPark/Next Century Growth Fund and RiverPark/Next Century Large Growth Fund. The sector includes a number of important industries such as software & services, hardware & equipment, and semiconductors. Investments in Information Technology are potentially riskier than investments in more mature industries because the nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete and barriers to entry are difficult to determine. Additionally, valuations are often higher, and price movements may be more volatile.

Notes to Financial Statements March 31, 2026 (Unaudited)

7. Risks (continued)

The RiverPark Floating Rate CMBS Fund invests in commercial real estate debt securities (“CRE Debt”). CRE Debt securities are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages. CRE Debt may react differently to changes in interest rates than other bonds and the prices of CRE Debt may reflect adverse economic and market conditions. Small movements in interest rates may significantly reduce the value of CRE Debt.

The CRE Debt securities in which the Fund is expected to invest are subject to the risks of the underlying mortgage loans. Commercial mortgage loans are secured by commercial property and are subject to risks of delinquency and foreclosure, and risks of loss. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things, tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances.

Difficult conditions in the markets for CRE Debt securities and mortgage-related assets as well as the broader financial markets have in the past resulted in a temporary but significant contraction in liquidity for CRE Debt securities. Liquidity relates to the ability of the Fund to sell its investments in a timely manner at a price approximately equal to its value on the Fund’s books. To the extent that the market for CRE Debt securities suffers such a contraction, securities that were considered liquid at the time of investment could become temporarily illiquid, and the Advisor may experience delays or difficulty in selling assets at the prices at which the Fund carries such assets, which may result in a loss to the Fund. There is no way to predict reliably when such market conditions could re-occur or how long such conditions could persist.

CMBS may involve the risks of delinquent payments of interest and principal, early prepayments and potentially unrecoverable principal loss from the sale of foreclosed property. Subordinated classes of CMBS are generally entitled to receive repayment of principal only after all required principal payments have been made to more senior classes and also have subordinated rights as to receipt of interest distributions. Such subordinated classes are subject to a greater risk of non-payment than are senior classes.

Geopolitical and Health Crisis Risks. Geopolitical events and health crises, including pandemics, war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. The increasing interconnectedness of markets around the world may result in many markets being affected by such events even if they occur in a single country or region. Such events may have significant adverse direct or indirect effects on the Funds and their investments. A health crisis may also exacerbate other pre-existing risks.

The RiverPark Short Term High Yield Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Notes to Financial Statements March 31, 2026 (Unaudited)

7. Risks (continued)

The RiverPark Short Term High Yield Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

A more complete description of risks is included in each Fund’s prospectus and statement of additional information.

8. Owners of Beneficial Interest

As of March 31, 2026, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These concentrations include omnibus shareholder accounts comprised of one or many individual shareholders. As of March 31, 2026, the RiverPark/Next Century Large Growth Fund had two shareholders that beneficially owned 80% of the outstanding shares of the Institutional share class and one shareholder who owned 100% of the retail share class. These shareholders are also affiliated with the Adviser and sub-adviser of the Fund. As of the same date, the RiverPark Floating Rate CMBS Fund had one shareholder that owned 31% of the outstanding shares of the Institutional share class.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	87%
Retail Class Shares	69%
Wedgewood Fund
Institutional Class Shares	68%
Retail Class Shares	54%
RiverPark Short Term High Yield Fund
Institutional Class Shares	86%
Retail Class Shares	92%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	86%
Retail Class Shares	86%
RiverPark Floating Rate CMBS Fund
Institutional Class Shares	57%
Retail Class Shares	94%
RiverPark/Next Century Growth Fund
Institutional Class Shares	75%
Retail Class Shares	94%
RiverPark/Next Century Large Growth Fund
Institutional Class Shares	92%
Retail Class Shares	100%

Notes to Financial Statements March 31, 2026 (Unaudited)

9. Recent Accounting Pronouncement

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

10. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) March 31, 2026 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Investment Sub-Advisory Agreements.

Not applicable.

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INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

PRIME BROKER

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, New York 10282

TRANSFER AGENT

SS&C Global Investor & Distribution Solutions, Inc.

801 Pennsylvania Avenue

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

1271 Avenue of the Americas

New York, New York 10020

This information must be preceded or accompanied by a

current prospectus for the Trust.

RPF-SA-001-1600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
Principal Executive Officer

Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja,
Principal Executive Officer
Date: June 4, 2026

By (Signature and Title)*	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: June 4, 2026